RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 2,136,734,580	R$ 1,891,593,214
Non-current assets held for sale and discontinued operations	3,757,502	3,494,950
Investments in associated companies	13,283,440	11,029,012
Property and equipment	9,405,491	10,220,444
Intangible assets and goodwill	25,739,659	23,749,208
Current income and other tax assets	12,884,446	11,764,176
Deferred income tax assets	111,237,606	101,808,543
Other assets	17,284,492	15,824,815
Total non-financial assets	193,592,636	177,891,148
Total assets	2,330,327,216	2,069,484,362
Total financial liabilities	2,067,806,054	1,821,417,922
Other provisions	20,563,201	20,033,774
Current income tax liabilities	2,003,486	2,043,616
Deferred income tax liabilities	1,895,931	1,664,666
Other liabilities	59,109,914	55,381,892
Total non-financial liabilities	83,572,532	79,123,948
Total shareholders’ equity	178,948,630	168,942,492
Total equity and liabilities	2,330,327,216	2,069,484,362
Financial Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,478,570,623
Non-current assets held for sale and discontinued operations	3,757,502
Investments in associated companies
Property and equipment
Intangible assets and goodwill
Current income and other tax assets	2,985,740
Deferred income tax assets	29,940,580
Other assets	13,715,226
Total non-financial assets	50,399,048
Total assets	1,528,969,671	1,292,074,023
Total financial liabilities	1,363,657,864
Other provisions	6,335,334
Current income tax liabilities	2,003,486
Deferred income tax liabilities
Other liabilities	54,408,571
Total non-financial liabilities	62,747,391
Total shareholders’ equity
Total equity and liabilities	1,426,405,255	1,339,534,649
Financial Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	658,163,957
Non-current assets held for sale and discontinued operations
Investments in associated companies	13,283,440
Property and equipment	9,405,491
Intangible assets and goodwill	25,739,659
Current income and other tax assets	9,898,706
Deferred income tax assets	81,297,026
Other assets	3,569,266
Total non-financial assets	143,193,588
Total assets	801,357,545	777,410,339
Total financial liabilities	704,148,190
Other provisions	14,227,867
Current income tax liabilities
Deferred income tax liabilities	1,895,931
Other liabilities	4,701,343
Total non-financial liabilities	20,825,141
Total shareholders’ equity	178,948,630
Total equity and liabilities	R$ 903,921,961	R$ 729,949,713